12. Net Loss per Common Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net Loss Per Common Share Details
Basic and diluted weighted average common stock shares outstanding	70,106,312	69,679,854	70,005,207	69,679,854	69,679,854	69,679,854
Potentially dilutive securities excluded from loss per share computations:
Common stock options	19,743,747	20,248,227	19,743,747	20,248,227	20,379,602	17,873,277
Common stock purchase warrants	$ 7,406,250	$ 7,718,750	$ 7,406,250	$ 7,718,750	$ 7,718,750	$ 6,218,750